Operating and non-operating costs (Tables)	6 Months Ended
Jun. 30, 2025
Operating And Non-operating Costs
Schedule of operating costs

	For the six months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Personnel	$1,856	$1,361	$4,106	$2,735
Purchased services & materials(1)	1,244	1,116	3,811	1,754
Travel	180	74	319	107
Facilities and other expenses	171	157	365	363
	$3,451	$2,708	$8,601	$4,959

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

Schedule of financing costs

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Interest on bank loan	$-	$2	$1	$4
Interest on government loans	3	4	6	8
Interest on lease obligations	11	9	23	20
Interest on loan payable	7	-	15	-
Interest on accounts payable	2	-	6	1
	$23	$15	$51	$33